Income tax	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income tax
10.	Income tax

The Group recorded no material income tax expense or benefit for the three and six months ended June 30, 2026. The Group’s effective income tax rate differed from the applicable statutory income tax rates primarily due to losses incurred in jurisdictions for which no income tax benefit was recognized and the valuation allowance maintained against the Group’s deferred tax assets.

Following the divestiture of the Group’s legacy mobile hardware business in December 2025, the Group is subject to income taxes in Canada, the United States, Hong Kong and other jurisdictions in which it conducts business, as applicable.

The Group evaluates the realizability of its deferred tax assets based on the weight of available positive and negative evidence. As of June 30, 2026, the Group maintained a full valuation allowance against its net deferred tax assets because management concluded that it is more likely than not that such deferred tax assets will not be realized.

As of June 30, 2026 and December 31, 2025, the Group had no material unrecognized tax benefits.